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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07562

              Morgan Stanley New York Quality Municipal Securities
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
 (Address of principal executive offices)                     (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY NEW YORK QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                COUPON    MATURITY
THOUSANDS                                                                                 RATE       DATE       VALUE
----------                                                                               -------   --------   ----------
              TAX - EXEMPT MUNICIPAL BONDS (137.6%)
              NEW YORK (134.1%)
    $2,000    Battery Park City Authority, Ser 2003A............................            5.00%  11/01/24   $2,084,460
     4,000    Hudson Yards Infrastructure Corporation, 2007
                Ser A (MBIA Insd) ++............................................           4.994   02/15/47    3,815,460
     1,000    Long Island Power Authority, Ser 2003 B...........................            5.25   06/01/14    1,075,090
     1,705    Long Island Power Authority, Ser 2004 A (AMBAC Insd)..............            5.00   09/01/34    1,759,083
     1,000    Long Island Power Authority, Ser 2006 B...........................            5.00   12/01/35    1,032,740
     2,000     Metropolitan Transportation Authority, Dedicated Tax Fund
                 Refg Ser 2002 A (FSA Insd).....................................            5.25   11/15/24    2,115,060
     3,000      Metropolitan Transportation Authority, Transportation
                Ser 2003 A (FSA Insd)...........................................            5.00   11/15/25    3,105,270
     1,000    Montgomery County Industrial Development Agency,
                Hamilton Fulton Montgomery BOCES Ser 2004 A
                (XLCA Insd).....................................................            5.00   07/01/34    1,029,340
       500    Nassau County Sewer & Storm Water Finance Authority,
                 2004 Ser B (MBIA Insd).........................................            5.00   10/01/22      522,145
       500    Nassau County Sewer & Storm Water Finance Authority,
                2004 Ser B (MBIA Insd)..........................................            5.00   10/01/23      521,205
     1,000    Nassau County Tobacco Settlement Corporation, Ser 2006............            0.00   06/01/26      922,870
     1,000    New York City Cultural Resource Trust, Wildlife Conservation
                Society Ser 2004 (FGIC Insd)....................................            5.00   02/01/34    1,031,550
     2,000    New York City Health & Hospitals Corporation, 2003
                Ser B (Ambac Insd) +............................................            5.25   02/15/21    2,103,800
     2,000    New York City Industrial Development Agency, IAC/Interactive
                Corp Ser 2005...................................................            5.00   09/01/35    2,030,600
     1,500    New York City Industrial Development Agency, Queens Baseball
                Stadium Ser 2006 (AMBAC Insd)...................................            5.00   01/01/46    1,545,960
     2,000     New York City Industrial Development Agency, Terminal One Group
                Association Ser 2005 (AMT Insd) ................................            5.50   01/01/24    2,132,980
     1,500    New York City Industrial Development Agency, Yankee Stadium
                Ser 2006 (FGIC Insd)............................................            5.00   03/01/46    1,544,535
     2,000    New York City Municipal Water Finance Authority, 2003
                Ser A ..........................................................           5.375  06/15/18     2,119,180
     5,000    New York City Municipal Water Finance Authority, 2005
                Ser B (AMBAC Insd)..............................................            5.00   06/15/28    5,194,850
     1,000    New York City Transitional Finance Authority,  2004
                Ser C (MBIA Insd)...............................................            5.00   02/01/21    1,046,830
     2,000    New York City Transitional Finance Authority,  Refg
                2003 Ser A......................................................            5.50   11/01/26    2,124,320
     1,000     New York City Transitional Finance Authority, Refg
                2003 Ser D (MBIA Insd)..........................................            5.25   02/01/21    1,056,870
     1,500    New York City, 2005 Ser G.........................................            5.00   12/01/23    1,563,150
     1,000    New York Counties Tobacco Trust IV, Ser 2005 A....................            5.00   06/01/45      963,300
     2,000    New York Local Government Assistance Corporation,
                Ser 1993 C......................................................            5.50   04/01/17    2,206,200
     2,500    New York State Dormitory Authority, Catholic Health
                Long Island - St Francis Hospital Ser 2004......................            5.10   07/01/34    2,504,950
     1,000    New York City Transitional Finance Authority,  Department of
                Health Ser 2004.................................................            5.00   07/01/23    1,035,710
     3,000     New York City Transitional Finance Authority, Hospital - FHA
                Insured Mtge 2004 Ser A (FSA Insd)..............................            5.25   08/15/19    3,201,300
     4,000    New York City Transitional Finance Authority,  Memorial
                Sloan-Kettering Cancer Center 2003 Ser I........................            5.00   07/01/34    4,096,239

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
     2,000    New York City Transitional Finance Authority,  Montefiore
                Hospital  - FHA Insured Mtge Ser 2004 (FGIC
                Insd)...........................................................            5.00    08/01/29    2,067,560
     1,000    New York City Transitional Finance Authority,  New York
                School Districts 2002 Ser D (MBIA Insd).........................            5.00    10/01/30    1,033,470
     1,795    New York City Transitional Finance Authority, New York
                School Districts 2003 Ser A.....................................            5.25    07/01/20    1,905,393
     1,000    New York City Transitional Finance Authority, Winthrop
                South Nassau University Health Ser 2003 B.......................            5.50    07/01/23    1,033,300
     1,500    New York State Energy & Research Development Authority,
                Brooklyn Union Gas Co 1991 Ser D (AMT Insd) (MBIA Insd).##                 8.072++  04/01/20    1,602,780
     1,940    New York State Environmental Facilities Corporation, Clean
                Water Ser 2003 B................................................            5.00    12/15/22    2,017,173
     2,180    New York State Housing Finance Agency, 1996 Ser A Refg
                (FSA Insd)......................................................            6.10    11/01/15    2,205,768
     1,000    New York State Mortgage Agency Homeowner Ser 143
                (AMT Insd)......................................................            4.90    10/01/37      980,620
     2,500    New York State Thruway Authority, Personal Income Tax
              Transportation Ser 2003 A (MBIA Insd).............................            5.00    03/15/21    2,608,650
     1,000    Niagara Falls City School District, Ser 2005 COPs (FSA Insd)...               5.00    06/15/28    1,034,460
     1,000    Niagara Falls Public Water Authority, Ser 2005 (XLCA Insd).....               5.00    07/15/26    1,037,510
     1,500    Sales Tax Asset Receivable Corporation, 2005 Ser A
                (AMBAC Insd)....................................................            5.00    10/15/29    1,561,080
     1,000    Suffolk County Industrial Development Agency, Jefferson's
                Ferry Ser 2006..................................................            5.00    11/01/28      990,240
     1,000    Tobacco Settlement Financing Corporation, State Contingency
                Ser 2003 B-1C ..................................................            5.50    06/01/21    1,066,850
     1,000    Triborough Bridge & Tunnel Authority, Sub Refg
                Ser 2002 E (MBIA Insd)..........................................            5.00    11/15/32    1,032,980
     1,500    Triborough Bridge & Tunnel Authority, Ser 2003 A
                (AMBAC Insd)....................................................            5.00    11/15/28    1,553,460
     1,000    TSASC Inc, Tobacco Settlement Ser 2006-1..........................           5.125    06/01/42      985,540
     1,000    Westchester Tobacco Asset Securitization Corporation,
                Ser 2005........................................................           5.125    06/01/45      985,130
                                                                                                              -----------
                                                                                                               81,187,011
                                                                                                              -----------
            PUERTO RICO (3.5%)
     1,000    Puerto Rico Electric Power Authority, Power Ser DD
                (FSA Insd)......................................................            4.50    07/01/19    1,009,220
     1,000    Puerto Rico, Public Impr Refg Ser 1999............................            5.25    07/01/16    1,069,330
   -------                                                                                                    -----------
                                                                                                                2,078,550
                                                                                                              -----------
            TOTAL TAX - EXEMPT MUNICIPAL BONDS
            (Cost $81,962,700)..................................................                               83,265,561
                                                                                                              -----------
            SHORT-TERM TAX - EXEMPT MUNICIPAL OBLIGATIONS  (5.5%)
              NEW YORK
       800    New York SubSer A-7...............................................            3.61*   08/01/20      800,000
     2,500    New York, Fiscal 1994 Ser B SubSer  B4............................            3.64*   08/15/23    2,500,000
                                                                                                              -----------
            TOTAL SHORT-TERM TAX - EXEMPT MUNICIPAL OBLIGATIONS
            (Cost $3,300,000)...................................................                                3,300,000
                                                                                                              -----------

    83,920  TOTAL INVESTMENTS
   -------  (Cost $85,262,700)..................................................                               86,565,561
                                                                                                              -----------

    (3,000) FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
   -------    HELD (-5.0%) Notes with interest rate of 3.61% at
              July 31, 2007
                and contractual maturities of collateral at 02/15/47
                 +++(Cost $(3,000,000)).........................................                               (3,000,000)
                                                                                                              -----------

   $80,920  TOTAL NET INVESTMENTS
   =======  (Cost $82,262,700)(A)(B)(C).........................................            138.1%             83,565,561
            OTHER ASSETS IN EXCESS OF LIABILITIES...............................              1.6                 971,996

            PREFERRED SHARES OF BENEFICIAL INTEREST ............................            (39.7)            (24,007,977)
                                                                                            -----             -----------

            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS........................            100.0%            $60,529,580
                                                                                            =====             ===========

---------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

## Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,602,780 which represents 2.6% of net assets.

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+     A portion of this security has been physically segregated in connection with derivatives transactions.

++    Underlying security related to inverse floaters entered into by the Trust.

+++ Floating rate note obligation related to securities held. The interest rates shown reflect the rates in effect at July 31, 2007.

*     Current coupon of variable rate demand obligation

# Security is a "Step up" bond where the coupon increases on a predetermined future date.

(a) The aggregate cost for federal income tax purposes is $82,262,663. The aggregate gross unrealized appreciation is $1,612,854 and the aggregate gross unrealized depreciation is $309,956, resulting in net unrealized appreciation of $1,302,898.

(b) Floating Rate Note Obligations Related to Securities Held - The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2007, Trust investments with a value of $3,815,460 are held by the Dealer Trusts and serve as collateral for the $3,000,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at July 31, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:

    AMT     Alternative Minimum Tax.

   COPs     Certificates of Participation.

    FHA     Federal Housing Authority.

   AMBAC    AMBAC Indemnity Corporation.

   FGIC     Financial Guaranty Insurance Company.

    FSA     Financial Security Assurance Inc.

   MBIA     Municipal Bond Investors Assurance Corporation.

   XLCA     XL Capital Assurance Inc.

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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007